UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22995

TrimTabs ETF Trust
 (Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Address of principal executive offices) (Zip code)

Jeff Lazar
1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Name and address of agent for service)

1-212-217-2470
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  September 27, 2016 through January 31, 2017

Item 1. Reports to Stockholders.

TrimTabs ETF Trust
TrimTabs Float Shrink ETF

Semi-Annual Report
January 31, 2017

TRIMTABS FLOAT SHRINK ETF

TABLE OF CONTENTS

Shareholder Letter	1
Performance Summary	3
Shareholder Expense Example	4
Portfolio Holdings Allocation	5
Schedule of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Additional Information	20

TRIMTABS FLOAT SHRINK ETF

SHAREHOLDER LETTER
January 31, 2017 (Unaudited)

Dear Shareholder,

We are pleased to provide you with the report of the Trim Tabs Float Shrink ETF (“Fund”), dated January 31, 2017.  The Fund commenced operations on September 27, 2016. This report of the Fund performance refers to the period from inception through January 31, 2017.

For the period from September 27, 2016 through January 31, 2017, the Fund returned 10.21% measured in market price and 10.07% measured in net asset value.  By comparison, the broad-based benchmark for the Fund, the Russell 3000 Index (“Russell Index”), returned 6.62% for the period from September 27, 2017 through January 31, 2017.

This approximately four month period was marked by extreme volatility; we believe  most likely occasioned by the US national elections.  In that the outcome was largely unexpected, the stock market reacted sharply in its aftermath.  Rather quick judgments were arrived at that suggested the financial sector would be a beneficiary of two factors.  First, it appears financial sector regulations might be subject to some relaxation.  Second, to the extent that economic growth might accelerate, it is our view that investors started to build in an expectation that interest rates, both long term and short term would be likely to rise.  Importantly, part of this expectation is the additional notion that the spread between long rates and short rates would widen (the “yield curve would steepen”).  Such an environment would be especially favorable for banks as their returns on their loans and investments would start to rise relative to their cost of deposits.

We believe another concern after the U.S. national elections is that trade tensions could rise, and, in particular, trade with Asia, especially Japan and China, could be adversely affected.  In that case, the technology sector would be among the first to feel those adverse conditions.  During this period, the financial sector dramatically outperformed the technology sector from early November to mid-January.

From the Fund’s perspective, the interesting fact was that it was relatively underweight in the financial sector and overweight in technology.  Thus, the result that the Fund was able to outperform the market in general speaks directly to the strength of the individual stocks during the period rather than their sector membership.  This kind of result also suggests that, despite what might seem to be a large, unexpected change in the overall investment environment, the business results of individual companies was a dominant factor.  This is corroborated by the fact that the overall correlations between stocks have dropped fairly dramatically.  Another way of saying this is that during the period under review, investors perceived that they were dealing with a “market of stocks” rather than a “stock market.”  The former environment pays more attention to company detail, while the latter is more concerned with common factors – the “macro” environment – relegating individual company results to a lesser concern.

TRIMTABS FLOAT SHRINK ETF

SHAREHOLDER LETTER
January 31, 2017 (Unaudited) (Continued)

Our team looks forward to helping serve your investment goals and we appreciate your trust.

Ted Theodore, CFA
Portfolio Manager

Must be preceded or accompanied by a current fund prospectus.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.  Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.  Current and future portfolio holdings are subject to risk.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the fund include risks associated with small-and mid-cap securities which involve limited liquidity and greater volatility than large-cap securities.

The Russell 3000® Index measures the performance of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Index measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market.  The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.  It is not possible to invest directly in an index.

The TrimTabs Float Shrink ETF is distributed by Quasar Distributors, LLC.

TRIMTABS FLOAT SHRINK ETF

PERFORMANCE SUMMARY
January 31, 2017 (Unaudited)

Growth of a $10,000 Investment

Cumulative Returns	Since Inception
TrimTabs Float Shrink ETF – NAV	10.07%
TrimTabs Float Shrink ETF – MKT	10.21%
Russell 3000 Index	6.62%

This chart assumes an initial gross investment of $10,000 made on September 27, 2016 (commencement of the Fund's operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index.  The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated September 20, 2016 is 0.59%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

TRIMTABS FLOAT SHRINK ETF

EXPENSE EXAMPLE
For the Period Ended January 31, 2017 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the  period and held for the entire period from September 27, 2016 to January 31, 2017.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information provided in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	9/27/16 –
	9/27/16(1)	1/31/17	1/31/17
Actual(2)	$1,000.00	$1,100.70	$2.14
Hypothetical (5% return
before expenses)(3)	$1,000.00	$1,015.22	$2.05

(1)	Inception date of the Fund.
(2)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 126/365 to reflect the period.
(3)	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 126/365 to reflect the period..

TRIMTABS FLOAT SHRINK ETF

ALLOCATION OF PORTFOLIO HOLDINGS (as a % of net assets)
January 31, 2017 (Unaudited)

Consumer Discretionary	22.5%
Consumer Staples	4.7%
Energy	2.2%
Financials	6.6%
Health Care	5.6%
Industrials	26.2%
Information Technology	26.3%
Materials	5.0%
Real Estate	0.8%
Short Term Investments	0.3%
Liabilities in Excess of Other Assets	-0.2%
Total Net Assets	100.0%

TRIMTABS FLOAT SHRINK ETF

SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.9%

Consumer Discretionary – 22.5%
Aaron’s, Inc.	3,572	$110,518
AutoZone, Inc. (a)	120	86,998
Best Buy Co, Inc.	2,487	110,721
Chico’s FAS, Inc.	7,650	103,198
Domino’s Pizza, Inc.	602	105,073
H&R Block, Inc.	4,094	87,857
Hibbett Sports, Inc. (a)	2,296	75,768
Las Vegas Sands Corp.	1,621	85,232
Lear Corp.	766	108,841
Leggett & Platt, Inc.	2,054	98,017
Lululemon Athletica, Inc. (a)	1,485	100,252
Marriott International, Inc.	1,378	116,579
Michael Kors Holdings Ltd. (a)	1,952	83,565
Pool Corp.	915	96,587
Ross Stores, Inc.	1,452	95,992
Sirius XM Holdings, Inc.	22,366	105,568
Sotheby’s (a)	2,507	99,553
Steven Madden Ltd. (a)	2,667	93,878
The Cheesecake Factory, Inc.	1,814	109,312
The Children’s Place, Inc.	1,184	114,848
The TJX Cos., Inc.	1,245	93,275
Twenty-First Century Fox, Inc.	3,868	121,378
Wyndham Worldwide Corp.	1,410	111,475
		2,314,485
Consumer Staples – 4.7%
Nu Skin Enterprises, Inc.	2,073	107,547
Pilgrim’s Pride Corp.	4,426	84,714
Sysco Corp.	1,908	100,094
The Hershey Co.	972	102,517
Wal-Mart Stores, Inc.	1,302	86,895
		481,767
Energy – 2.2%
Baker Hughes, Inc.	1,871	118,023
Dril-Quip, Inc. (a)	1,767	109,907
		227,930

The accompanying notes are an integral part of these financial statements.

TRIMTABS FLOAT SHRINK ETF

SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Financials – 6.6%
CBOE Holdings, Inc.	1,394	$110,990
Comerica, Inc.	1,425	96,230
Eaton Vance Corp.	2,387	100,087
Federated Investors, Inc.	3,167	82,374
Franklin Resources, Inc.	2,639	104,874
JPMorgan Chase & Co.	1,125	95,209
Moody’s Corp.	851	88,223
		677,987
Health Care – 5.6%
Amgen, Inc.	540	84,607
Chemed Corp.	646	107,294
Gilead Sciences, Inc.	1,167	84,549
Hologic, Inc. (a)	2,641	107,040
Myriad Genetics, Inc. (a)	4,335	70,140
United Therapeutics Corp. (a)	749	122,559
		576,189
Industrials – 26.2%
Alaska Air Group, Inc.	1,413	132,568
Allegiant Travel Co.	628	108,016
BWX Technologies, Inc.	2,412	100,074
CH Robinson Worldwide, Inc.	1,333	101,388
Curtiss-Wright Corp.	1,037	101,688
Delta Air Lines, Inc.	2,132	100,716
Deluxe Corp.	1,394	101,553
Donaldson Co., Inc.	2,418	102,160
Expeditors International of Washington, Inc.	1,827	95,150
FLIR Systems, Inc.	2,730	96,451
Forward Air Corp.	2,190	105,536
Illinois Tool Works, Inc.	783	99,598
Landstar System, Inc.	1,394	117,932
Nordson Corp.	904	102,631
NOW, Inc. (a)	4,562	96,988
Parker-Hannifin Corp.	752	110,642
Robert Half International, Inc.	2,487	117,038
Rollins, Inc.	3,237	114,137

The accompanying notes are an integral part of these financial statements.

TRIMTABS FLOAT SHRINK ETF

SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Industrials – 26.2% (Continued)
Snap-on, Inc.	587	$106,558
Southwest Airlines Co.	2,489	130,200
Swift Transportation Co. (a)	4,423	100,977
The Timken Co.	2,744	121,834
United Continental Holdings, Inc. (a)	1,830	128,960
United Parcel Service, Inc.	852	92,979
Wabash National Corp.	6,599	116,472
		2,702,246
Information Technology – 26.3%
Apple, Inc.	813	98,658
Applied Materials, Inc.	3,138	107,476
Aspen Technology, Inc. (a)	1,996	106,008
Broadridge Financial Solutions, Inc.	1,346	89,549
CA, Inc.	2,838	88,744
CDK Global, Inc.	1,621	101,394
Cognex Corp.	1,802	121,743
Fair Isaac Corp.	866	106,778
HP, Inc.	6,120	92,106
Integrated Device Technology, Inc. (a)	4,187	105,470
InterDigital, Inc.	1,198	111,893
Jack Henry & Associates, Inc.	1,081	97,052
Manhattan Associates, Inc. (a)	1,616	82,836
Maxim Integrated Products, Inc.	2,518	112,001
NVIDIA Corp.	1,410	153,944
Oracle Corp.	2,371	95,101
QUALCOMM, Inc.	1,454	77,687
Skyworks Solutions, Inc.	1,244	114,125
Stamps.com, Inc. (a)	945	114,865
Synaptics, Inc. (a)	1,829	103,119
Teradata Corp. (a)	3,766	110,570
Teradyne, Inc.	3,992	113,293
Tessera Holding Corp.	2,443	110,424
Texas Instruments, Inc.	1,349	101,903
VeriSign, Inc. (a)	1,183	94,888
Xilinx, Inc.	1,755	102,141
		2,713,768

The accompanying notes are an integral part of these financial statements.

TRIMTABS FLOAT SHRINK ETF

SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Materials – 5.0%
International Flavors & Fragrances, Inc.	810	$94,940
LyondellBasell Industries	1,198	111,737
NewMarket Corp.	241	103,912
Packaging Corp of America	1,143	105,362
Worthington Industries, Inc.	2,071	98,973
		514,924
Real Estate – 0.8%
Altisource Portfolio Solutions SA (a)	2,952	84,132
TOTAL COMMON STOCKS
(Cost $9,859,058)		10,293,428

SHORT-TERM INVESTMENTS – 0.3%

Money Market Funds – 0.3%
Fidelity Institutional Money Market Funds –
Government Portfolio, Institutional Class, 0.430% (b)	27,079	27,079
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,079)		27,079

Total Investments (Cost $9,886,137) – 100.2%		10,320,507
Liabilities in Excess of Other Assets – (0.2)%		(21,578)
TOTAL NET ASSETS – 100.0%		$10,298,929

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of January 31, 2017.
For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TRIMTABS FLOAT SHRINK ETF

STATEMENT OF ASSETS & LIABILITIES
January 31, 2017 (Unaudited)

ASSETS
Investments in Securities, at Value*	$10,320,507
Interest and Dividends Receivable	2,138
Receivable for Fund Shares Sold	686,795
Receivable for Investment Securities Sold	458,322
Total Assets	11,467,762

LIABILITIES
Management Fees Payable	4,156
Payable for Investment Securities Purchased	1,164,677
Total Liabilities	1,168,833
NET ASSETS	$10,298,929

NET ASSETS CONSIST OF:
Paid-in Capital	$9,843,063
Undistributed Accumulated Net Investment Loss	(915)
Accumulated Net Realized Gain	22,411
Net Unrealized Appreciation on:
Investments in Securities	434,370
Net Assets	$10,298,929
* Identified Cost:
Investments in Securities	$9,886,137

Net Asset Value (unlimited shares authorized):
Net Assets	$10,298,929
Shares Outstanding (No Par Value)	375,000
Net Asset Value, Offering and Redemption Price per Share	$27.46

The accompanying notes are an integral part of these financial statements.

TRIMTABS FLOAT SHRINK ETF

STATEMENT OF OPERATIONS
Period Ended January 31, 2017* (Unaudited)

INVESTMENT INCOME
Income:
Dividends	$21,663
Interest	28
Total Investment Income	21,691

Expenses:
Management Fees	10,903
Total Expenses	10,903
Net Investment Income	10,788

REALIZED & UNREALIZED
GAIN ON INVESTMENTS
Net Realized Gain on:
Investment Securities	22,411
Net Change in Unrealized Appreciation of:
Investments Securities	434,370
Net Realized and Unrealized Gain on Investments	456,781
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$467,569

*	The Fund commenced operations on September 27, 2016. The information presented is from September 27, 2016 to January 31, 2017.

The accompanying notes are an integral part of these financial statements.

TRIMTABS FLOAT SHRINK ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
January 31, 2017*
(Unaudited)
OPERATIONS
Net Investment Income	$10,788
Net Realized Gain on Investments	22,411
Change in Unrealized Appreciation of Investments	434,370
Net Increase in Net Assets
Resulting from Operations	467,569

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(11,703)
Total Distributions to Shareholders	(11,703)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	9,843,063
Net Increase in Net Assets Derived from
Capital Share Transactions (a)	9,843,063
Net Increase in Net Assets	$10,298,929

NET ASSETS
Beginning of Period	$—
End of Period	$10,298,929
Undistributed Accumulated Net Investment Loss	$(915)

(a)	Summary of capital share transactions is as follows:
		Shares
	Subscriptions	375,000
	Net Increase	375,000

*	The Fund commenced operations on September 27, 2016. The information presented is from September 27, 2016 to January 31, 2017.

The accompanying notes are an integral part of these financial statements.

TRIMTABS FLOAT SHRINK ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	January 31, 2017(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05
Net Realized and Unrealized Gain on Investments	2.46
Total from Investment Operations	2.51

Less Distributions:
Distributions from Net Investment Income	(0.05)
Total Distributions	(0.05)
Net Asset Value, End of Period	$27.46
Total Return	10.07	%(3)

Supplemental Data:
Net Assets at End of Period (000’s)	$10,299

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(4)
Net Investment Income to Average Net Assets	0.58	%(4)
Portfolio Turnover Rate(5)	26	%(3)

(1)	Commenced of operations began on September 27, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized
(4)	Annualized
(5)	Excludes impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

TRIMTABS FLOAT SHRINK ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2017 (Unaudited)

1.  ORGANIZATION

TrimTabs Float Shrink ETF (the “Fund”) is a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. The Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on September 27, 2016, and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Index”), with less volatility than the Index.

Shares of the Fund are listed and traded on the Bats Exchange, Inc. (“BATS”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard transaction fee. In addition, a variable transaction fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2.00% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

TRIMTABS FLOAT SHRINK ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2017 (Unaudited) (Continued)

2.  SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Dividend Distributions:  Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Federal Income Taxes:  The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

Currency Translation:  Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.  Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.  The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s statement of operations.  The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

TRIMTABS FLOAT SHRINK ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2017 (Unaudited) (Continued)

Use of Estimate:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation:  The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the BATS is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

Guarantees and Indemnifications:  The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.  The Trust and Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on industry experience, the Fund expects that risk of loss to be remote.

Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.  Based on this evaluation, no adjustments were required to the financial statements.

3.  SECURITIES VALUATION

Investment Valuation:  The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes

TRIMTABS FLOAT SHRINK ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2017 (Unaudited) (Continued)

but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Foreign exchanges typically close before the time at which Fund Share prices are calculated, and may be closed altogether on some days when the Fund is open. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TRIMTABS FLOAT SHRINK ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2017 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$10,293,428	$—	$—	$10,293,428
Short-Term
Investments	27,079	—	—	27,079
Total Investments
in Securities	$10,320,507	$—	$—	$10,320,507

^  See Schedule of Investments for sector breakouts.

The Fund did not invest in any Level 3 securities during the period.  There were no transfers between levels 1, 2 or 3 during the period.  It is the Fund’s policy to consider transfers between levels as of the end of the reporting period.

4.  COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

TrimTabs Asset Management, LLC (“the Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided to the Fund, the Fund pays the Adviser 0.59% at an annual rate based on the Fund’s average daily net assets.  Certain officers and a Trustee of the Trust are affiliated with the Adviser.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Fund, and there is no current intention to implement the Rule 12b-1 Plan.

5.  SERVICE AND CUSTODY AGREEMENTS

The Fund has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS.  Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

TRIMTABS FLOAT SHRINK ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2017 (Unaudited) (Continued)

6.  INVESTMENT TRANSACTIONS

For the period ended January 31, 2017, the aggregate purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
TrimTabs Float Shrink ETF	$1,545,891	$1,464,622

For the period ended January 31, 2017, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
TrimTabs Float Shrink ETF	$9,783,838	$ —

For the period ended January 31, 2017, there were no long-term purchases or sales of U.S. Government Securities for the Fund.

7.  RECENT ACCOUNTING PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

TRIMTABS FLOAT SHRINK ETF

ADDITIONAL INFORMATION
January 31, 2017 (Unaudited)

1.  FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.trimtabsfunds.com.

2.  DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll free at 1-800-617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s portfolio holdings are posted on its website at www.trimtabsfunds.com daily.  The Form N-Q may be reviewed at the Commission’s Public Reference Room, information on this may be obtained by calling 1-800-SEC-0330.

3.  PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll free at 1-800-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.trimtabs.com.  Information on how the Fund voted proxies related to portfolio securities during the year ended June 30 is available without charge, upon request, by calling 1-800-617-0004 or by accessing the website of the SEC.

4.  STATEMENT REGARDING THE BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Provided below is a summary of certain of the factors the Board of Trustees (“Board”) of TrimTabs ETF Trust (“Trust”) considered at its August 23, 2016 Board meeting in approving the Investment Advisory Agreement (“Advisory Agreement”) between TrimTabs Asset Management, LLC (“TTAM”) and the Trust, on behalf of the TrimTabs Float Shrink ETF (“New Fund”).

Nature, Quality and Extent of Services.  The Board reviewed the nature, quality and extent of the overall services to be provided by TTAM to the New Fund.  In this connection, the Board considered the responsibilities of TTAM, recognizing that TTAM had invested significant time and effort in structuring the Trust and the New Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) for the New Fund to operate as an actively-managed exchange-traded fund (“ETF”) and arranging service providers for the New Fund.  In addition, the Board considered that, going forward, TTAM would be responsible for providing investment advisory services to the New Fund, monitoring compliance with the New Fund’s objectives, policies and restrictions, and carrying out directives of the Board.  The Board

TRIMTABS FLOAT SHRINK ETF

ADDITIONAL INFORMATION
January 31, 2017 (Unaudited) (Continued)

also considered the services to be provided by TTAM in the oversight of the Trust’s administrator, transfer agent and custodian.  In addition, the Board evaluated the integrity of the TTAM’s personnel, the experience of the portfolio management team in managing ETF assets, including assets of other series of the Trust, and the adequacy of TTAM’s resources.  Based on their review and other considerations, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of the services to be provided by TTAM.

Performance. The Board noted that, as the New Fund had not yet commenced investment operations, it had no investment performance.  The Board considered the performance of other funds managed by TTAM with similar investment objectives and strategies, including another registered investment company and a separately managed account.  Based on its review, the Board determined, in its business judgment, that engaging TTAM could benefit the New Fund and its shareholders.

Comparative Fees and Expenses. In considering the proposed advisory fee rate, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by TTAM.  The Board also considered the proposed fee and expense ratio versus the fees and expenses charged to ETFs with comparable strategies.  The Board noted that there were few such ETFs; thus, it was difficult to compare the New Fund’s proposed management fee and estimated expenses to the fees and expenses of peer funds.  Nevertheless, TTAM provided the Board with a peer group of funds for purposes of the comparison, including funds with “buy-back” strategies and actively-managed ETFs investing primarily in U.S. equities. The Board noted that the proposed overall expense ratios were generally lower than those of other actively-managed ETFs in the group.

The Board noted that TTAM proposed charging a unitary advisory fee to the New Fund.  The Trustees noted that under the unitary fee structure TTAM, and not the Fund, would be responsible for paying almost all of the expenses of the New Fund, including those of other service providers, and that TTAM would bear the risk of these expenses increasing.  In this respect, they noted that the New Fund was not expected to incur additional expenses besides the unitary advisory fee, and reviewed the New Fund’s anticipated expense ratio.  Based on these and other considerations, the Board, in the exercise of its reasonable business judgment, determined that the fees and expenses proposed for the New Fund were fair and reasonable.

Costs and Profitability. The Board then considered the estimated profits to be realized by TTAM in connection with providing services to the New Fund.  The Board noted that since the New Fund had yet launched, it was difficult to estimate how profitable it would be to TTAM.  The Board reviewed estimated profit and loss information provided by TTAM with respect to the Fund.  Under the circumstances, the Board concluded that the current estimated profits to be realized by TTAM with respect to the New Fund were not a material factor to consider in approving the Advisory Agreement.

TRIMTABS FLOAT SHRINK ETF

ADDITIONAL INFORMATION
January 31, 2017 (Unaudited) (Continued)

Other Benefits. The Board then considered the extent to which TTAM might derive ancillary benefits from Fund operations.  For example, the Board noted that TTAM may engage in soft dollar transactions in the future, although it did not currently plan to do so.  The Board also noted that TTAM and any of its affiliates may obtain a reputation benefit from the success of the New Fund, but that no other benefits were anticipated for any affiliate from New Fund operations.  Based on these and other considerations, the Board determined that other benefits were not a material factor to consider in approving the Advisory Agreement.

Economies of Scale. The Board also considered whether economies of scale would be realized by the New Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged.  The Board noted that the proposed advisory fees for the New Fund do not include breakpoints, but that it was premature to evaluate potential economies of scale.  Based on these and other considerations, including that the New Fund was newly organized, the Board concluded that it would monitor for potential economies of scale in the future if the New Fund grows.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement.  Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement was fair and reasonable in light of the services performed and to be performed, expenses incurred and to be incurred, and such other matters as the Board considered relevant.

5.  TRUSTEES AND OFFICERS

Additional information about each Trustee of the Trust is set forth below.  The address of each Trustee of the Trust is c/o TrimTabs Asset Management, LLC 1345 Avenue of the Americas, 2nd Floor, New York, NY, 10105.  The Fund’s Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-617-0004.

TRIMTABS FLOAT SHRINK ETF

ADDITIONAL INFORMATION
January 31, 2017 (Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by Trustee
Name, and Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Independent Trustees
Stephen J. Posner	Trustee	Since	Financial Advisor,	1	Director, TrimTabs
Born: 1944		2014	Wunderlich		Investment Research
			Securities, Inc.		(2016-present).**
(2005-2014).

David A. Kelly	Trustee	Since	Founder and	1	Member, Audit
Born: 1938		2015	President, Three		Committee,
			Lakes Advisors, Inc.		Greenwich Historical
			(1996-present).		Society (2011-2013).

Interested Trustee*
Charles Biderman	Trustee	Since	Chairman and
Born: 1946	and	2014	former Portfolio	1	None.
	President		Manager,
	of the Trust		TrimTabs Asset
Management, LLC
(1990-present);
Founder and Chief
Executive Officer,
TrimTabs Investment
Research (1990-
present); former
President,
TrimTabs Index
Services, LLC
(2014-2016).

Officers
Theodore M. Theodore	Vice	Since	Vice Chairman and	N/A	N/A
Born: 1940	President	2015	Chief Investment
Officer, TrimTabs
Asset Management,
LLC (2015-present);
Senior Managing
Director, Quantitative
Analysis Services
(2014-2015);
Managing Partner,
Horizons Advisory
(2012-2014);
Co-Chief Investment
Officer, Avatar Associates
(1989-2012).

TRIMTABS FLOAT SHRINK ETF

ADDITIONAL INFORMATION
January 31, 2017 (Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by Trustee
Name, and Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Jeffrey Lazar	Chief	Since	Chief Operating	N/A	N/A
Born: 1959	Compliance	2016	Officer and Chief
	Officer,		Compliance Officer,
	Anti-Money		TrimTabs Asset
	Laundering		Management, LLC
	Officer and		(2016-present);
	Principal		Chief Operating
	Financial		Officer, Dasoma
	Officer		Capital Management,
LLC (2014-2016);
Chief Financial
Officer, Everkey
Global Partners
(2008-2014).

*	Mr. Biderman is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his employment with and ownership interest in TrimTabs.
**	TrimTabs Investment Research does not control and is not controlled by or under common control with the Adviser.

(This Page Intentionally Left Blank.)

Investment Advisor
TrimTabs Asset Management, LLC
1345 Avenue of the Americas, 2nd Floor
New York, NY 10105

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TrimTabs ETF Trust

By (Signature and Title)*    /s/ Charles Biderman
Charles Biderman, President (Principal Executive Officer)

Date    03/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Charles Biderman
Charles Biderman, President (Principal Executive Officer)

Date    03/24/2017

By (Signature and Title)*    /s/ Jeff Lazar
Jeff Lazar, Treasurer (Principal Financial Officer)

Date    03/24/2017

* Print the name and title of each signing officer under his or her signature.